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invesco.com/ETFs
August 28, 2026
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
RE:	Invesco Exchange-Traded Fund Trust
1933 Act Registration No. 333-102228
1940 Act Registration No. 811-21265

Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933 (“1933 Act”), the undersigned certifies on behalf of Invesco Exchange-Traded Fund Trust (the “Trust”) that the Prospectuses and Statement of Additional Information that would have been filed under Rule 497(c) of the 1933 Act do not differ from the documents in Post-Effective Amendment No. 305 to the Trust’s Registration Statement on Form N-1A. Such Post-Effective Amendment No. 305 is the most recent Amendment to the Trust’s Registration Statement and was filed electronically with the Securities and Exchange Commission on August 27, 2026.
Please direct any comments or questions with respect to the Amendment to me at Adrienne.Ruffle@invesco.com.
Very truly yours,
/s/ Adrienne Ruffle
Adrienne Ruffle
Senior Counsel